UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Congress Street Fund

March 31, 2011

1.814642.106

CST-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.8%
Media - 3.5%
DIRECTV (a)	34,900	$ 1,633,320
Specialty Retail - 0.3%
Staples, Inc.	6,030	117,103
TOTAL CONSUMER DISCRETIONARY		1,750,423
CONSUMER STAPLES - 13.9%
Beverages - 7.0%
The Coca-Cola Co.	48,103	3,191,634
Tobacco - 6.9%
Altria Group, Inc.	30,409	791,546
Philip Morris International, Inc.	36,409	2,389,523
		3,181,069
TOTAL CONSUMER STAPLES		6,372,703
ENERGY - 17.3%
Oil, Gas & Consumable Fuels - 17.3%
Chevron Corp.	35,916	3,858,456
Exxon Mobil Corp.	48,675	4,095,026
		7,953,482
FINANCIALS - 10.4%
Commercial Banks - 2.8%
Wells Fargo & Co.	41,000	1,299,700
Diversified Financial Services - 7.3%
Bank of America Corp.	51,100	681,163
Citigroup, Inc. (a)	34,899	154,254
CME Group, Inc.	3,500	1,055,425
JPMorgan Chase & Co.	31,652	1,459,157
		3,349,999
Insurance - 0.3%
The Travelers Companies, Inc.	2,153	128,060
TOTAL FINANCIALS		4,777,759
HEALTH CARE - 14.0%
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc. (a)	20,636	924,080
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 12.0%
Johnson & Johnson	62,692	$ 3,714,501
Merck & Co., Inc.	25,272	834,229
Pfizer, Inc.	46,596	946,365
		5,495,095
TOTAL HEALTH CARE		6,419,175
INDUSTRIALS - 14.8%
Aerospace & Defense - 8.5%
United Technologies Corp.	45,842	3,880,525
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	3,900	145,626
Industrial Conglomerates - 1.9%
General Electric Co.	44,130	884,807
Road & Rail - 4.1%
Union Pacific Corp.	19,320	1,899,736
TOTAL INDUSTRIALS		6,810,694
INFORMATION TECHNOLOGY - 16.5%
Computers & Peripherals - 6.7%
Hewlett-Packard Co.	74,840	3,066,195
IT Services - 8.5%
International Business Machines Corp.	23,874	3,893,133
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	15,135	305,273
Software - 0.7%
Microsoft Corp.	12,530	317,761
TOTAL INFORMATION TECHNOLOGY		7,582,362
MATERIALS - 0.1%
Chemicals - 0.1%
Monsanto Co.	846	61,132
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.6%
Frontier Communications Corp.	16,253	$ 133,600
Verizon Communications, Inc.	52,043	2,005,737
		2,139,337
TOTAL COMMON STOCKS (Cost $11,593,595)		43,867,067
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.16% (b) (Cost $2,067,976)	2,067,976	2,067,976
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $13,661,571)		45,935,043
NET OTHER ASSETS (LIABILITIES) - 0.1%		62,234
NET ASSETS - 100%		$ 45,997,277
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 929
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $13,661,571. Net unrealized appreciation aggregated $32,273,472, of which $34,321,585 related to appreciated investment securities and $2,048,113 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011